3. Loans, Allowance for Loan Losses and Credit Quality (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loans and Leases Receivable Disclosure [Abstract]
Commercial & industrial	$ 65,191,124	$ 64,390,220
Commercial real estate	178,206,542	166,611,830
Residential real estate - 1st lien	162,760,273	163,966,124
Residential real estate - Jr. lien	44,720,266	44,801,483
Consumer	7,241,224	8,035,298
Gross Loans	458,119,429	447,804,955
Allowance for loan losses	5,011,878	4,905,874	$ 4,854,915
Deferred net loan costs	(316,491)	(303,394)
Total Adjustments	4,695,387	4,602,480
Net loans	$ 453,424,042	$ 443,202,475